Goodwill and Other Intangible Assets - Carrying amount of goodwill (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($) item	Dec. 31, 2015 USD ($)
Goodwill
Goodwill beginning balance	$ 75,969	$ 66,045
Goodwill impairment loss	65,223	0
Goodwill ending balance		75,969
Accumulated impairment losses of goodwill	(65,223)	0
Foreign currency translation	$ (10,746)
Number of reporting unit | item	1
Fair value of goodwill	$ 0
Minimum
Goodwill
Future effective tax rate (as a percent)	10.00%
Discount Rate under Significant Estimates (as a percent)	11.50%
Maximum
Goodwill
Future effective tax rate (as a percent)	35.00%
Discount Rate under Significant Estimates (as a percent)	18.00%
Solar Juice Pty Ltd.
Goodwill
Acquisition of goodwill		8,238
CECEP Solar Energy Hong Kong Co., Limited
Goodwill
Acquisition of goodwill		1,417
Solar Power Incorporation Energiebau Renewable Gmbh
Goodwill
Acquisition of goodwill		$ 269